DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt [Table Text Block]	Debt maturing in the next five years and thereafter is as follows:

Year Ending December 31,
2015	$—
2016	—
2017	234,900
2018	—
2019	275,100
Thereafter	—
$510,000